Organization, Business Operation and Going Concern Consideration (Details) - USD ($)						6 Months Ended	12 Months Ended
	Mar. 03, 2026	Jul. 06, 2025	Apr. 01, 2025	Jul. 08, 2024	Jul. 03, 2024	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024	Dec. 29, 2025
Organization, Business Operation and Going Concern Consideration [Line Items]
Gross proceeds								$ 57,500,000
Total proceeds								2,280,000
Transaction costs							1,600,914
Underwriting commissions							862,500
Representative shares							301,300
Cash						$ 151,622	$ 51,431	$ 670,352
Fair value after acquisition, percentage on trust account balance						80.00%	80.00%
Percentage of obligation to redeem						100.00%	100.00%
Net tangible assets						$ 5,000,001	$ 5,000,001
Working capital						50,000	50,000
Aggregate purchase price		$ 1,750,000
Payable									$ 200,000
Option exercise price aggregate (in Dollars per share)
Percentage of shares equal quotient by dividing			3.00%
Monthly extension fee						150,000	750,000
Extension fee paid by sponsor						1,650,000	900,000
Extension fee paid by company						$ 150,000	150,000
Unsecured promissory notes							$ 750,000
Share price (in Dollars per share)						$ 10	$ 10
Working capital deficit						$ 2,066,415	$ 625,273
Ordinary shares (in Shares)						10,000
Purchase of spac shares (in Shares)		583,333
Sponsor Extension Notes [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Unsecured promissory notes						$ 1,050,000
Target Extension Notes [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Monthly extension fee	$ 150,000
Unsecured promissory notes						$ 450,000
Other Offering Costs [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Other offering costs							$ 287,114
Business Combination [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Outstanding voting percentage						50.00%	50.00%
Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Total proceeds							$ 112,500
Monthly extension fee						$ 1,050,000
Trustee [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Monthly extension fee						150,000	$ 150,000
Marine Thinking [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Monthly extension fee						450,000
IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Gross proceeds					$ 50,000,000	$ 50,000,000
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)					750,000		750,000
Underwriter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)				750,000	750,000
Price per share (in Dollars per share)				$ 10	$ 10
Gross proceeds				$ 7,500,000	$ 7,500,000
Number of share issued (in Shares)						30,000	30,000
Estimated fair value						$ 39,300	$ 39,300
Underwriter [Member] | Other Offering Costs [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Other offering costs							$ 150,000
Private Placement [Member] | Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)				11,250	216,750		216,750
Price per share (in Dollars per share)				$ 10	$ 10		$ 10
Total proceeds				$ 112,500	$ 2,167,500		$ 2,167,500
Additional Private Units [Member] | Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)				11,250			11,250
Price per share (in Dollars per share)				$ 10			$ 10
Total proceeds					$ 2,167,500		$ 2,167,500
IPO and Over-allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Cash						$ 827,216	$ 827,216
Public Unit [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)						$ 10	$ 10
Class A Ordinary Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Ordinary share, per value (in Dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds								$ 57,500,000
Number of shares redemption (in Shares)						390,000,000	390,000,000	390,000,000
Redemption amount						$ 32,810,531	$ 31,338,322	$ 55,929,275
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of shares redemption (in Shares)						2,819,767	2,819,767
Redemption amount						$ 29,000,000	$ 29,450,000
Class A Ordinary Shares [Member] | IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)					5,000,000
Each unit will be separated into (in Shares)					1	1
Ordinary share, per value (in Dollars per share)					$ 0.0001	$ 0.0001
Price per share (in Dollars per share)					$ 10	$ 10
Class A Ordinary Shares [Member] | Underwriter [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of share issued (in Shares)						200,000	200,000
Estimated fair value						$ 262,000	$ 262,000